Auditor's remuneration	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Auditor's remuneration

6	Auditor’s remuneration

	2020	2019	2018
	$m	$m	$m
Audit fees payable to PwC	92.9	85.2	86.6
Other audit fees payable	1.0	0.9	0.9
Year ended 31 Dec	93.9	86.1	87.5

Fees payable by HSBC to PwC
		2020	2019	2018
	Footnotes	$m	$m	$m
Fees for HSBC Holdings’ statutory audit	1	21.9	15.7	16.4
Fees for other services provided to HSBC		108.3	95.0	103.1
– audit of HSBC’s subsidiaries		71.0	69.5	70.2
– audit-related assurance services	2	17.2	10.0	11.4
– other assurance services	3,4	20.1	12.2	13.5
– taxation compliance services		—	1.6	1.4
– taxation advisory services		—	—	0.1
– other non-audit services	3	—	1.7	6.5
Year ended 31 Dec		130.2	110.7	119.5
1Fees payable to PwC for the statutory audit of the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. They include amounts payable for services relating to the consolidation returns of HSBC Holdings’ subsidiaries, which are clearly identifiable as being in support of the Group audit opinion.
2Including services for assurance and other services that relate to statutory and regulatory filings, including interim reviews.
3Including permitted services relating to attestation reports on internal controls of a service organisation primarily prepared for and used by third party end user, including comfort letters.
4Includes reviews of PRA regulatory reporting returns in 2020.
No fees were payable by HSBC to PwC as principal auditor for the following types of services: internal audit services and services related to litigation, recruitment and remuneration.

Fees payable by HSBC’s associated pension schemes to PwC
	2020	2019	2018
	$000	$000	$000
Audit of HSBC’s associated pension schemes	316	250	172
Year ended 31 Dec	316	250	172
No fees were payable by HSBC’s associated pension schemes to PwC as principal auditor for the following types of services: internal audit services, other assurance services, services related to corporate finance transactions, valuation and actuarial services, litigation, recruitment and remuneration, and information technology.
In addition to the above, the estimated fees paid to PwC by third parties associated with HSBC amounted to $12.3m (2019: $17.2m; 2018: $14.0m). In these cases, HSBC was connected with the contracting party and may therefore have been involved in appointing PwC. These fees arose from services such as auditing mutual funds managed by HSBC and reviewing the financial position of corporate concerns that borrow from HSBC.
Fees payable for non-audit services for HSBC Holdings are not disclosed separately because such fees are disclosed on a consolidated basis for the Group.